Contingencies and Commitments (Details) - Schedule of Contingent Loans and Other Liabilities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Guarantees and sureties
Guarantees and sureties in chilean currency
Guarantees and sureties in foreign currency	351,531	348,774
Letters of credit for goods circulation operations	350,604	424,195
Debt purchase commitments in local currency abroad
Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,209,109	2,230,917
Transactions related to contingent events in foreign currency	431,188	466,691
Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account — commercial loans	1,581,711	1,396,659
Balance of lines of credit on credit card — commercial loans	317,560	290,950
Balance of lines of credit and agreed overdraft in current account — consumer loans	1,476,241	1,457,303
Balance of lines of credit on credit card — consumer loans	6,708,946	6,202,951
Balance of lines of credit and agreed overdraft in current account — due from banks loans
Undrawn credit lines
Other commitments
Credits for higher studies Law No. 20,027 (CAE)
Other irrevocable credit commitments	120,545	72,355
Other credit commitments
Total	13,547,435	12,890,795
Transactions on behalf of third parties
Collections	176,146	174,238
Placement or sale of financial instruments
Transferred financial assets managed by the bank
Third-party resources managed by the bank	921,105	766,706
Subtotal	1,097,251	940,944
Securities custody
Securities safekept by a banking subsidiary	6,267,729	5,593,924
Securities safekept by the Bank	3,133,770	3,646,536
Securities safekept deposited in another entity	17,238,292	14,855,338
Securities issued by the bank
Subtotal	26,639,791	24,095,798
Total	$ 27,737,042	$ 25,036,742